COMMITMENTS AND CONTINGENCIES - Commitments - Total Commitments (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Total Commitments
Total	$ 1,190,444
2019	126,599
2020	179,669
2021	166,270
2022	151,737
2023	150,120
Thereafter	$ 416,049